Derivative Instruments (Pre-Tax Gain (Loss) Recognized In Net Income For The Effects Of Derivatives Not Designated As Hedges) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	$ (212)		$ 25		$ 55
Net Investment Gains (Losses) | Derivatives Not Designated As Hedges | Interest rate swaps
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	11		105		277
Net Investment Gains (Losses) | Derivatives Not Designated As Hedges | Interest Rate Swaps Related to Securitization Entities
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	(16)	[1]	(11)	[1]
Net Investment Gains (Losses) | Derivatives Not Designated As Hedges | Interest rate swaptions
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)			53		(627)
Net Investment Gains (Losses) | Derivatives Not Designated As Hedges | Credit default swaps
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	(45)		7		50
Net Investment Gains (Losses) | Derivatives Not Designated As Hedges | Credit Default Swaps Related to Securization Entities
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	(46)	[1]	(9)	[1]
Net Investment Gains (Losses) | Derivatives Not Designated As Hedges | Equity index options
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	8		(75)		(134)
Net Investment Gains (Losses) | Derivatives Not Designated As Hedges | Equity Return Swaps
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	3		(11)
Net Investment Gains (Losses) | Derivatives Not Designated As Hedges | Financial futures
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	175		(109)		(233)
Net Investment Gains (Losses) | Derivatives Not Designated As Hedges | Inflation Indexed Swaps
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)					(4)
Net Investment Gains (Losses) | Derivatives Not Designated As Hedges | Foreign Currency Swaps
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)					6
Net Investment Gains (Losses) | Derivatives Not Designated As Hedges | Other foreign currency contracts
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	(16)		(11)		10
Net Investment Gains (Losses) | Derivatives Not Designated As Hedges | Reinsurance embedded derivatives
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	29		1
Net Investment Gains (Losses) | Derivatives Not Designated As Hedges | GMWB embedded derivatives
Derivative [Line Items]
Pre-tax gain (loss) recognized in net income (loss)	$ (315)		$ 85		$ 710

[1]	See note 18 for additional information related to consolidated securitization entities.